STOCK BASED COMPENSATION - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 297,482	$ 450,572	$ 794,646	$ 1,064,687	$ 1,866,095		$ 2,490,409
Cost of revenue [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	0	119,880	105,734	245,512	466,658		640,847
Research and Development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	0	126,864	93,425	265,914	476,666		617,386
Selling and Marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	6,381	(280,124)	202,869	(199,199)	(181,160)	[1]	266,675	[1]
General and Administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 291,101	$ 483,952	$ 392,618	$ 752,460	$ 1,103,931		$ 965,501

[1]	Includes the reversal of stock compensation expense due to the departure of our Chief Marketing and Sales Officer in April 2024 and the resultant forfeiture of his unvested awards.